STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Our Articles of Incorporation authorize the issuance of 800,000,000 shares of common stock and 80,000,000 shares of preferred stock, $0.001 par value per share. There were 157,363,671 and 156,637,143 outstanding shares of common stock at September 30, 2025, and December 31, 2024, respectively. There were 2,000,000 outstanding shares of preferred stock as of September 30, 2025, and December 31, 2024, respectively. Each share of preferred stock has 100 votes per share and is convertible into 10 shares of common stock. The preferred stock pays dividends equal with common stock and has preferential liquidation rights to common stockholders.

On April 27, 2023, the Company entered into an Independent Consulting Agreement with Mr. Breese, pursuant to which (i) Mr. Breese would provide embroidery industry consulting and sales services to the company for an initial term of two years, and (ii) Mr. Breese would be paid 20% sales commissions and $100,000 of Company stock, valued as of May 1, 2023, which totaled 2,585,000 shares of common stock. Pursuant to the agreement, Mr. Breese may not sell the Stock for a period of one hundred eighty calendar days from the effective date. On October 24, 2023, the Company accrued an additional 491,923 shares with a fair value of $15,988, which was recorded in stock payable. On May 28, 2025, the Company issued 491,923 common shares to Mr. Breese related to the Independent Consulting Agreement and an additional 234,605 common shares with a fair value of $10,792 for services provided to the Company.

NOTE 8 – STOCKHOLDERS’ EQUITY

Our Articles of Incorporation authorize the issuance of 800,000,000 shares of common stock and 80,000,000 shares of preferred stock with $0.001 par values per share. There were 156,637,143 and 156,237,143 outstanding shares of common stock at December 31, 2024 and 2023, respectively. There were 2,000,000 outstanding shares of preferred stock as of December 31, 2024 and 2023, respectively. Each share of preferred stock has 100 votes per share and is convertible into 10 shares of common stock. The preferred stock pays dividends equal with common stock and has preferential liquidation rights to common stockholders.

On November 8, 2023, the Company entered into a capital market advisory agreement. During the year ended December 31, 2024, the Company issued 400,000 shares of common stock for services provided. The Company recognized $16,560 of expense related to this agreement.

On April 1, 2023, the Company entered into an investor relations agreement and issued 300,000 shares of common stock for services from April 1, 2023, through September 30, 2023. The Company recognized $15,900 of expense related to this agreement. On October 1, 2023, the investor relations firm returned the 300,000 shares of common stock issued to them by the Company.

On April 27, 2023, the Company also entered into an Independent Consulting Agreement with Mr. Breese, pursuant to which (i) Mr. Breese would provide embroidery industry consulting and sales services to the company for an initial term of two years, and (ii) Mr. Breese would be paid 20% sales commissions and $100,000 of Company stock, valued as of May 1, 2023, which totaled 2,585,000 shares of common stock. Pursuant to the agreement, Mr. Breese may not sell the Stock for a period of one hundred eighty calendar days from the effective date. On October 24, 2023, the Company accrued an additional 491,923 shares with a fair value of $15,988, which was recorded in stock payable.